CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares	Dec. 31, 2015 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenue	$ 27,677,904	¥ 180,080,750	¥ 144,228,916	¥ 123,667,667
Cost of sales	(25,463,784)	(165,675,021)	(133,674,345)	(121,172,307)
Gross profit	2,214,120	14,405,729	10,554,571	2,495,360
Selling and distribution expenses	(360,033)	(2,342,484)	(2,069,430)	(1,787,815)
General and administrative expenses	(702,127)	(4,568,246)	(3,360,710)	(2,358,789)
Research and development expenses	(76,017)	(494,590)	(168,862)	(168,870)
Impairment loss on property, plant and equipment	(2,403)	(15,632)	(57,080)	(10,011)
Other income	52,591	342,171	745,269	1,787,774
Other gains, net	49,182	319,996	166,383	5,023,553
Finance income	108,556	706,299	815,729	812,459
Finance costs	(797,677)	(5,189,929)	(5,019,908)	(5,979,489)
Share of profits and losses of:
Joint ventures	1,253	8,151	(95,508)	23,238
Associates	(25,398)	(165,249)	115,091	284,531
Profit before income tax	462,047	3,006,216	1,625,545	121,941
Income tax benefit/(expense)	(98,715)	(642,267)	(404,172)	225,961
Profit for the year	363,332	2,363,949	1,221,373	347,902
Profit attributable to:
Owners of the parent	211,862	1,378,435	368,412	129,511
Non-controlling interests	151,470	985,514	852,961	218,391
Profit for the year	363,332	2,363,949	1,221,373	347,902
Available-for-sale investments:
Changes in fair value	(800)	(5,206)	104,103	57,940
Reclassification adjustments for gains included in profit or loss
Gain on disposal	(6,922)	(45,039)	(102,854)
Income tax effect	1,718	11,180	(13,288)
Share of /(transfer out) other comprehensive income of an associate			(4,658)	4,658
Exchange differences on translation of foreign operations	(97,566)	(634,793)	657,531	499,837
Net other comprehensive income/(loss) to be reclassified to profit or loss in subsequent periods	(103,570)	(673,858)	640,834	562,435
Total other comprehensive income/(loss), net of tax	(103,570)	(673,858)	640,834	562,435
Total comprehensive income for the year	259,762	1,690,091	1,862,207	910,337
Total comprehensive income for the year attributable to:
Owners of the parent	108,292	704,577	1,009,246	691,946
Non-controlling interests	151,470	985,514	852,961	218,391
Total comprehensive income for the year	$ 259,762	¥ 1,690,091	¥ 1,862,207	¥ 910,337
Basic and diluted earnings per share attributable to ordinary equity holders of the parent (expressed in RMB per share) | (per share)	$ 0.0138	¥ 0.09	¥ 0.02	¥ 0.01